Cover	Apr. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 25, 2024
Entity File Number	814-01582
Entity Registrant Name	PGIM Private Credit Fund
Entity Central Index Key	0001923622
Entity Tax Identification Number	88-1771414
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	655 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102-4410
City Area Code	973
Local Phone Number	802-5032
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false